COVER LETTER

May 5, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund (the “Trust”)

(1933 Act File No. 2-39334; 1940 Act File No. 811-2224)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 93 to the Trust’s Registration Statement on Form N-1A which was filed electronically on May 1, 2014.

Please address any questions or comments to the undersigned at (860) 562-2241.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MML Series Investment Fund